Revenues - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Revenue	$ 435,820	$ 252,813	$ 210,100
Revenues from contracts with customers	1,564
Domestic market [member]
Disclosure of revenue [line items]
Revenue	390,630	221,145	178,389
International market [member]
Disclosure of revenue [line items]
Revenue	$ 44,928	$ 22,085	$ 16,393